Related party transactions (Details) - GBP (£)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Juniper Pharma Services Limited
Disclosure of transactions between related parties [line items]
Fees paid to related party	£ 0	£ 65,000
Amounts payable to related party	0	0
Oxford University Innovation Limited
Disclosure of transactions between related parties [line items]
Fees paid to related party	24,000	36,000
Amounts payable to related party	£ 12,000	£ 0